Share-based payments	12 Months Ended
Sep. 30, 2018
Share-Based Payment Arrangements [Abstract]
Share-based payments
Share-based payments

a)	Stock options
Under the Company’s stock option plan, the Board of Directors may grant, at its discretion, stock options to purchase Class A subordinate voting shares to certain employees, officers and directors of the Company and its subsidiaries. The exercise price is established by the Board of Directors and is equal to the closing price of the Class A subordinate voting shares on the TSX on the day preceding the date of the grant. Stock options generally vest over four years from the date of grant conditionally upon achievement of performance objectives and must be exercised within a ten-year period, except in the event of retirement, termination of employment or death. As at September 30, 2018, 27,823,966 Class A subordinate voting shares were reserved for issuance under the stock option plan.
The following table presents information concerning the outstanding stock options granted by the Company:

		2018		2017
	Number of options	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
		$		$
Outstanding, beginning of year	15,237,883	44.70	16,623,619	39.40
Granted	1,944,829	83.94	2,961,866	63.22
Exercised	(2,737,156)	28.19	(2,079,150)	23.94
Forfeited	(1,610,969)	61.93	(2,267,952)	49.12
Expired	(3,761)	28.13	(500)	7.72
Outstanding, end of year	12,830,826	52.01	15,237,883	44.70
Exercisable, end of year	5,695,951	34.11	7,527,054	28.77

The weighted average share price at the date of exercise for stock options exercised in 2018 was $74.01 ($64.49 in 2017).
The following table summarizes information about the outstanding stock options granted by the Company as at September 30, 2018:

		Options outstanding		Options exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life	Weighted average exercise price	Number of options	Weighted average exercise price
$		(in years)	$		$
9.31 to 13.26	339,976	1.01	12.56	339,976	12.56
14.48 to 15.96	486,850	1.99	15.47	486,850	15.47
19.28 to 21.31	259,879	3.00	19.75	259,879	19.75
23.65 to 30.79	1,455,678	4.21	23.88	1,455,678	23.88
34.68 to 38.79	1,366,457	5.36	37.24	1,268,377	37.20
39.47 to 47.36	792,932	6.13	39.69	562,583	39.72
47.81 to 56.69	1,417,422	6.99	48.48	713,048	48.50
57.21 to 63.72	4,776,343	8.53	63.21	609,560	63.16
67.04 to 85.62	1,935,289	9.91	84.02	—	—
	12,830,826	7.03	52.01	5,695,951	34.11

19.Share-based payments (continued)

a)	Stock options (continued)
The weighted fair value of stock options granted in the year and the weighted average assumptions used in the calculation of their fair value on the date of grant using the Black-Scholes option pricing model were as follows:

	Year ended September 30
	2018	2017
Grant date fair value ($)	16.45	13.03
Dividend yield (%)	0.00	0.00
Expected volatility (%)[1]	19.80	22.52
Risk-free interest rate (%)	2.21	1.66
Expected life (years)	4.00	4.00
Exercise price ($)	83.94	63.22
Share price ($)	83.94	63.22

[1]	Expected volatility was determined using statistical formulas and based on the weekly historical average of closing daily share prices over the period of the expected life of stock options.

b)	Performance share units
The Company operates two PSU plans with similar terms and conditions. Under both plans, the Board of Directors may grant PSUs to senior executives and other key employees (participants) which entitle them to receive one Class A subordinate voting share for each PSU. The vesting performance conditions are determined by the Board of Directors at the time of each grant. PSUs expire on the business day preceding December 31 of the third calendar year following the end of the fiscal year during which the PSU award was made, except in the event of retirement, termination of employment or death. Conditionally upon achievement of performance objectives, granted PSUs under the first plan vest annually over a period of four years from the date of the grant and granted PSUs under the second plan vest at the end of the four-year period.
Class A subordinate voting shares purchased in connection with the PSU plans are held in trusts for the benefit of the participants. The trusts, considered as structured entities, are consolidated in the Company’s consolidated financial statements with the cost of the purchased shares recorded as a reduction of capital stock (Note 18).
The following table presents information concerning the number of outstanding PSUs granted by the Company:

Outstanding as at September 30, 2016	1,192,308
Granted[1]	221,000
Exercised (Note 18)	(659,640)
Forfeited	(285,000)
Outstanding as at September 30, 2017	468,668
Granted[1]	403,321
Exercised (Note 18)	(172,068)
Forfeited	(41,189)
Outstanding as at September 30, 2018	658,732

[1]	The PSUs granted in 2018 had a grant date fair value of $64.75 per unit ($62.49 in 2017).

19.Share-based payments (continued)

c)	Share purchase plan
Under the share purchase plan, the Company contributes an amount equal to a percentage of the employee's basic contribution, up to a maximum of 3.50%. An employee may make additional contributions in excess of the basic contribution. However, the Company does not match contributions in the case of such additional contributions. The employee and Company's contributions are remitted to an independent plan administrator who purchases Class A subordinate voting shares on the open market on behalf of the employee through either the TSX or NYSE.

d)	Deferred share unit plan
External members of the Board of Directors (participants) are entitled to receive part or their entire retainer fee in DSUs. DSUs are granted with immediate vesting and must be exercised no later than December 15 of the calendar year immediately following the calendar year during which the participant ceases to act as a director. Each DSU entitles the holder to receive a cash payment equal to the closing price of Class A subordinate voting shares on the TSX on the payment date. As at September 30, 2018, the number of outstanding DSUs was 140,886 (136,246 DSUs as at September 30, 2017).

e)	Share-based payment costs
The share-based payment expense recorded in costs of services, selling and administrative is as follows:

	Year ended September 30
	2018	2017
	$	$
Stock options	25,822	25,133
PSUs	12,635	9,310
Share purchase plan	106,770	97,729
DSUs	2,918	2,075
	148,145	134,247